General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule Of General And Administrative Expenses Abstract
Salaries and other related benefits		$ 5,480,856	$ 7,126,933
Settlement fees	[1]	2,000,000
Insurance expense		518,296	273,916
Provision for employees’ end of service benefit		267,281	518,313
Depreciation of property and equipment (note 8)		241,107	67,720
Rent and related charges		224,424	258,833
Travel expenses		87,745	279,890
Utilities		35,906	216,575
Depreciation of rights-of-use assets		73,416	60,510
License fees		35,026	35,593
Taxes		15,952
Write-off receivables		4,644	15,148
Amortization of intangible assets (note 9)		2,449	1,495
Provision for expected credit losses			36,998
Employees’ share-based compensation (note 13)			1,655,529
Other expenses		103,198	191,851
Total		$ 9,090,300	$ 10,739,304

[1]	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.